Inventories	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories as of June 30, 2019 and December 31, 2018 consist of the following:

	June 30, 2019	December 31, 2018

Raw materials	$26,538	$27,638
Work in progress	904	902
Finished goods	1,089,814	1,320,562
Total inventories	$1,117,256	$1,349,102

During the six months ended June 30, 2019 and 2018, write-downs of inventories to lower of cost or net realizable value was $114 and $61,253, respectively, which were charged as cost of revenues.